UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2013

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.3%
Communications – 2.6%
15,800	Crown Castle International Corp.*	$ 1,109,950
29,400	Verizon Communications, Inc.	1,454,712

		2,564,662

Consumer Durables* – 1.2%
25,850	Jarden Corp.	1,175,400

Consumer Non-Durables – 12.5%
31,800	Altria Group, Inc.	1,114,908
19,700	Colgate-Palmolive Co.	1,179,439
11,600	Kimberly-Clark Corp.	1,146,080
16,000	McCormick & Co., Inc.	1,145,760
14,300	Mead Johnson Nutrition Co.	1,041,612
18,200	Nike, Inc. Class B	1,145,144
16,000	PepsiCo, Inc.	1,336,640
17,100	Philip Morris International, Inc.	1,524,978
39,100	The Coca-Cola Co.	1,567,128
14,600	The Estee Lauder Cos., Inc. Class A	958,490

		12,160,179

Consumer Services – 4.9%
27,900	Comcast Corp. Class A	1,257,732
18,400	DIRECTV*	1,164,168
11,400	McDonald’s Corp.	1,118,112
63,500	Service Corp. International	1,204,595

		4,744,607

Distribution Services – 3.6%
24,400	Fastenal Co.	1,195,844
9,700	McKesson Corp.	1,189,802
4,400	W.W. Grainger, Inc.	1,153,416

		3,539,062

Electronic Technology – 9.8%
7,800	Apple, Inc.	3,529,500
77,900	Cadence Design Systems, Inc.*	1,135,782
46,800	Intel Corp.	1,090,440
10,600	Lockheed Martin Corp.	1,273,272
30,400	Microchip Technology, Inc.	1,208,096
20,500	QUALCOMM, Inc.	1,323,275

		9,560,365

Finance – 10.7%
15,200	American Express Co.	1,121,304
4,400	BlackRock, Inc.	1,240,624
26,800	Extra Space Storage, Inc.	1,126,940
2,000	Mastercard, Inc. Class A	1,221,220
7,400	Public Storage	1,178,228
7,100	Simon Property Group, Inc.	1,136,426
15,300	T. Rowe Price Group, Inc.	1,151,172
13,400	The Chubb Corp.	1,159,100
6,100	Visa, Inc. Class A	1,079,761

		10,414,775

Health Technology – 6.1%
12,900	Allergan, Inc.	1,175,448
11,300	Amgen, Inc.	1,223,677
10,400	C. R. Bard, Inc.	1,191,840
12,900	Johnson & Johnson	1,206,150
17,100	Pall Corp.	1,196,316

		5,993,431

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 2.5%
29,500	Kinder Morgan, Inc.	$ 1,113,920
15,700	Schlumberger Ltd.	1,276,881

		2,390,801

Process Industries – 7.0%
31,500	Donaldson Co, Inc.	1,141,875
13,200	Ecolab, Inc.	1,216,248
11,400	Monsanto Co.	1,126,092
22,700	Packaging Corp. of America	1,221,033
6,300	The Sherwin-Williams Co.	1,097,271
13,400	W.R. Grace & Co.*	1,029,388

		6,831,907

Producer Manufacturing – 7.4%
26,900	AMETEK, Inc.	1,244,932
20,700	Flowserve Corp.	1,173,276
14,100	Honeywell International, Inc.	1,170,018
16,200	Illinois Tool Works, Inc.	1,167,048
16,200	Nordson Corp.	1,168,992
12,100	United Technologies Corp.	1,277,397

		7,201,663

Retail Trade – 8.7%
4,200	Amazon.com, Inc.*	1,265,124
27,400	Lowe’s Cos., Inc.	1,221,492
23,000	Macy’s, Inc.	1,111,820
14,800	The Home Depot, Inc.	1,169,644
32,500	The Kroger Co.	1,276,275
15,000	Wal-Mart Stores, Inc.	1,169,100
25,100	Walgreen Co.	1,261,275

		8,474,730

Technology Services – 16.0%
15,200	ANSYS, Inc.*	1,213,568
16,300	Automatic Data Processing, Inc.	1,175,067
18,300	Express Scripts Holding Co.*	1,199,565
12,800	Fiserv, Inc.*	1,231,872
2,700	Google, Inc. Class A*	2,396,520
10,900	International Business Machines Corp.	2,125,936
84,900	Microsoft Corp.	2,702,367
37,100	Oracle Corp.	1,200,185
30,800	Paychex, Inc.	1,214,752
20,600	Solera Holdings, Inc.	1,172,346

		15,632,178

Transportation – 2.3%
7,200	Union Pacific Corp.	1,141,848
13,000	United Parcel Service, Inc. Class B	1,128,400

		2,270,248

TOTAL COMMON STOCKS		$92,954,008

Exchange Traded Fund – 4.5%
iShares Russell 1000 Growth Index Fund
56,900		$ 4,351,143

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$ 231,000	0.010%	08/01/13	$ 231,000
Maturity Value: $231,000

TOTAL INVESTMENTS – 100.0%			$97,536,151

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(33,726)

NET ASSETS – 100.0%			$97,502,425

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $235,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $236,665.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$82,084,363
Gross unrealized gain	15,776,812
Gross unrealized loss	(325,024)
Net unrealized security gain	$15,451,788

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.2%
Communications – 5.1%
108,000	AT&T, Inc.	$ 3,809,160
78,000	Verizon Communications, Inc.	3,859,440

		7,668,600

Consumer Durables – 3.8%
60,000	Hasbro, Inc.	2,760,000
35,000	Tupperware Brands Corp.	2,949,800

		5,709,800

Consumer Non-Durables – 7.4%
77,000	Altria Group, Inc.	2,699,620
28,000	Kimberly-Clark Corp.	2,766,400
35,000	Procter & Gamble Co.	2,810,500
57,000	Reynolds American, Inc.	2,817,510

		11,094,030

Consumer Services – 3.5%
51,500	Darden Restaurants, Inc.	2,526,075
27,500	McDonald’s Corp.	2,697,200

		5,223,275

Distribution Services – 1.8%
79,500	SYSCO Corp.	2,743,545

Electronic Technology – 7.6%
6,300	Apple, Inc.	2,850,750
109,500	Intel Corp.	2,551,350
25,000	Lockheed Martin Corp.	3,003,000
32,500	Northrop Grumman Corp.	2,991,950

		11,397,050

Energy Minerals – 12.5%
54,500	Chevron Corp.	6,861,005
99,000	ConocoPhillips	6,421,140
30,000	Exxon Mobil Corp.	2,812,500
29,750	Occidental Petroleum Corp.	2,649,238

		18,743,883

Finance – 19.7%
54,000	Bank of Hawaii Corp.	3,004,560
80,500	BB&T Corp.	2,873,045
10,500	BlackRock, Inc.	2,960,580
41,500	Cullen/Frost Bankers, Inc.	2,989,660
63,500	HCP, Inc.	2,785,745
114,000	JPMorgan Chase & Co.	6,353,220
129,000	Kimco Realty Corp.	2,908,950
132,000	Wells Fargo & Co.	5,742,000

		29,617,760

Health Technology – 9.6%
60,000	Bristol-Myers Squibb Co.	2,594,400
32,000	Johnson & Johnson	2,992,000
91,500	Merck & Co., Inc.	4,407,555
150,000	Pfizer, Inc.	4,384,500

		14,378,455

Industrial Services – 1.9%
67,000	Waste Management, Inc.	2,816,010

Process Industries – 3.9%
50,500	E. I. du Pont de Nemours and Co.	2,913,345
77,500	Sonoco Products Co.	2,982,975

		5,896,320

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 5.9%
49,000	Emerson Electric Co.	$ 3,007,130
114,000	General Electric Co.	2,778,180
117,500	Harsco Corp.	3,026,800

		8,812,110

Retail Trade – 1.9%
170,000	Staples, Inc.	2,893,400

Technology Services – 1.9%
72,000	Paychex, Inc.	2,839,680

Utilities – 7.7%
49,000	Dominion Resources, Inc.	2,906,190
34,000	NextEra Energy, Inc.	2,944,740
93,000	PPL Corp.	2,954,610
62,500	The Southern Co.	2,802,500

		11,608,040

TOTAL COMMON STOCKS		$141,441,958

Exchange Traded Fund – 2.7%
iShares Russell 1000 Value Index Fund
45,000		$ 3,952,350

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.4%
Repurchase Agreement – 2.4%
State Street Bank & Trust Co.
$ 3,601,000	0.010%	08/01/13	$ 3,601,000
Maturity Value: $3,601,001

TOTAL INVESTMENTS – 99.3%			$148,995,308

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,117,226

NET ASSETS – 100.0%			$150,112,534

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $3,650,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $3,675,857.

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$124,920,083
Gross unrealized gain	24,903,700
Gross unrealized loss	(828,475)
Net unrealized security gain	$24,075,225

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Commercial Services – 4.7%
23,700	Copart, Inc.*	$ 770,487
12,100	Equifax, Inc.	765,083
12,700	Gartner, Inc.*	762,127
21,100	Nielsen Holdings NV	705,162

		3,002,859

Communications* – 2.3%
10,600	Crown Castle International Corp.	744,650
10,000	SBA Communications Corp. Class A	740,900

		1,485,550

Consumer Durables – 4.9%
14,300	Harley-Davidson, Inc.	811,811
16,200	Jarden Corp.*	736,614
27,900	LKQ Corp.*	727,353
9,600	Tupperware Brands Corp.	809,088

		3,084,866

Consumer Non-Durables – 4.6%
15,200	Dr Pepper Snapple Group, Inc.	710,448
10,000	McCormick & Co., Inc.	716,100
9,300	Mead Johnson Nutrition Co.	677,412
4,400	Ralph Lauren Corp.	801,064

		2,905,024

Consumer Services – 7.4%
18,700	DISH Network Corp. Class A	834,955
17,200	Dunkin’ Brands Group, Inc.	743,040
18,500	Marriott International, Inc. Class A	769,045
42,400	Service Corp.	804,328
12,400	The Madison Square Garden Co.*	731,228
12,700	Wyndham Worldwide Corp.	791,210

		4,673,806

Distribution Services – 2.4%
15,800	Fastenal Co.	774,358
2,900	W.W. Grainger, Inc.	760,206

		1,534,564

Electronic Technology – 8.6%
50,000	Cadence Design Systems, Inc.*	729,000
15,000	Harris Corp.	856,050
19,300	Linear Technology Corp.	782,808
19,500	Microchip Technology, Inc.	774,930
4,400	TransDigm Group, Inc.	636,196
19,100	Xilinx, Inc.	891,779
16,800	Zebra Technologies Corp. Class A*	775,656

		5,446,419

Energy Minerals – 1.2%
12,400	Noble Energy, Inc.	774,876

Finance – 6.0%
19,100	American Campus Communities, Inc.	733,631
4,700	Essex Property Trust, Inc.	758,063
7,500	Federal Realty Investment Trust	789,975
4,300	IntercontinentalExchange, Inc.*	784,535
10,100	T. Rowe Price Group, Inc.	759,924

		3,826,128

Health Services* – 3.5%
9,600	Covance, Inc.	792,000
6,000	DaVita HealthCare Partners, Inc.	698,460

Shares	Description	Value
Common Stocks – (continued)
Health Services* – (continued)
7,200	Laboratory Corporation of America Holdings	$ 696,528

		2,186,988

Health Technology – 7.4%
18,000	DENTSPLY International, Inc.	771,840
11,100	Pall Corp.	776,556
14,900	ResMed, Inc.	709,985
11,600	Sirona Dental Systems, Inc.*	818,960
11,200	Varian Medical Systems, Inc.*	812,000
9,700	Zimmer Holdings, Inc.	809,756

		4,699,097

Industrial Services – 3.6%
13,500	FMC Technologies, Inc.*	719,550
10,200	Oceaneering International, Inc.	827,118
27,800	Quanta Services, Inc.*	745,318

		2,291,986

Process Industries – 7.2%
17,800	Crown Holdings, Inc.*	780,174
15,000	Packaging Corp. of America	806,850
9,236	Sigma-Aldrich Corp.	771,760
15,400	Silgan Holdings, Inc.	742,896
4,200	The Sherwin-Williams Co.	731,514
10,800	The Valspar Corp.	735,696

		4,568,890

Producer Manufacturing – 7.6%
20,000	A.O. Smith Corp.	826,400
17,700	AMETEK, Inc.	819,156
13,700	Flowserve Corp.	776,516
25,400	ITT Corp.	793,496
3,500	Mettler-Toledo International, Inc.*	772,100
16,200	The Toro Co.	798,336

		4,786,004

Retail Trade – 11.0%
1,700	AutoZone, Inc.*	762,586
9,900	Carter’s, Inc.	706,068
32,600	Liberty Interactive Corp. Class A*	797,396
12,500	Nordstrom, Inc.	765,500
6,400	O’Reilly Automotive, Inc.*	801,664
10,600	PetSmart, Inc.	776,132
11,300	Ross Stores, Inc.	762,411
11,300	Signet Jewelers Ltd.	826,143
13,200	Williams-Sonoma, Inc.	776,952

		6,974,852

Technology Services – 8.8%
4,200	Alliance Data Systems Corp.*	830,676
16,000	BMC Software, Inc.*	735,520
69,400	Compuware Corp.	786,996
4,100	Equinix, Inc.*	735,335
17,000	MICROS Systems, Inc.*	828,410
19,200	Paychex, Inc.	757,248
31,900	Total System Services, Inc.	874,379

		5,548,564

Transportation – 2.5%
14,000	Alaska Air Group, Inc.*	856,380
6,600	Kansas City Southern	711,150

		1,567,530

Utilities – 1.5%
17,400	ONEOK, Inc.	921,330

TOTAL COMMON STOCKS		$60,279,333

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 4.3%
iShares Russell Midcap Growth Index Fund
36,000		$ 2,741,040

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co.
$ 407,000	0.010%	08/01/13	$ 407,000
Maturity Value: $407,000

TOTAL INVESTMENTS – 100.1%			$63,427,373

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(82,561)

NET ASSETS – 100.0%			$63,344,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $415,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $417,940.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$50,326,843
Gross unrealized gain	13,369,986
Gross unrealized loss	(269,456)
Net unrealized security gain	$13,100,530

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.9%
Auto – 3.3%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$ 6,589,064
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
634,858	1.890	07/15/16	636,508
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
739,951	1.190	08/08/15	740,582
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
452,265	1.180	08/15/17	451,372
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
3,490,000	1.410	09/17/18	3,478,298
CPS Auto Trust Series 2012-B, Class A(a)
1,978,762	2.520	09/16/19	2,002,319
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
983,825	2.020	08/15/16	988,105
Flagship Credit Auto Trust Series 2013-1, Class A(a)
3,146,789	1.320	04/16/18	3,139,932
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,702,862
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,042,204
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
1,556,596	1.230	12/15/15	1,559,362

			25,330,608

Commercial – 0.1%
Small Business Administration Series 2006-P10B, Class 1
840,399	5.681	08/10/16	909,012

Equipment(a) – 0.7%
Cronos Containers Program Ltd. Series 2013-1A, Class A
975,000	3.080	04/18/28	956,437
Global SC Finance SRL Series 2013-1A, Class A
4,270,500	2.980	04/17/28	4,174,431

			5,130,868

Home Equity – 5.4%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.152	05/25/34	2,008,200
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.907	06/25/32	3,075,519
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,449,370	1.030	10/25/34	2,439,450
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.920	08/25/35	5,124,356
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
947,403	0.390	02/25/37	597,209
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
737,805	4.250	09/25/33	744,524
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	459,012

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Irwin Home Equity Series 2005-A, Class A3(b)
$ 2,097,930	0.570%	02/25/34	$ 1,944,151
JP Morgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.423	07/25/36	2,752,652
Lehman XS Trust Series 2005-1, Class 1A4(b)
574,086	0.530	07/25/35	526,918
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.865	12/25/34	5,962,669
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
530,925	4.814	11/25/35	522,530
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	911,320
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,205,435	3.900	03/25/33	1,201,117
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,620,920	5.490	10/25/33	3,955,330
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
331,810	8.350	03/25/25	323,059
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
399,348	7.980	09/25/30	400,614
SACO I Trust Series 2005-7 Class A(b)
16,740	0.750	09/25/35	16,655
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,287,295	6.740	07/25/29	2,881,212
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)(c)
1,927,794	1.315	06/25/33	1,775,530
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,769,501	5.250	06/25/35	1,724,035
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
314,342	4.594	09/25/36	330,577
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.440	07/25/36	2,424,424

			42,101,063

Manufactured Housing – 0.9%
Green Tree Financial Corp. Series 1993-4, Class A5
302,501	7.050	01/15/19	314,569
Green Tree Financial Corp. Series 1995-5, Class M1(b)
16,047	7.650	09/15/26	16,054
Green Tree Financial Corp. Series 1996-4, Class A7(b)
362,799	7.900	06/15/27	373,568
Green Tree Financial Corp. Series 1997-3, Class A6
48,262	7.320	03/15/28	52,329
Green Tree Financial Corp. Series 1998-3, Class A5
2,808,384	6.220	03/01/30	3,047,838
Green Tree Financial Corp. Series 1998-3, Class A6(b)
350,775	6.760	03/01/30	382,141
Lehman Manufactured Housing Contract Series 2001-B, Class A3
267,496	4.350	04/15/40	276,485
Mid-State Trust Series 11, Class A1
326,769	4.864	07/15/38	349,030

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Newcastle Investment Trust Series 2011-MH1, Class A(a)
$ 1,695,896	2.450%	12/10/33	$ 1,720,015
Origen Manufactured Housing Series 2005-B, Class A3
202,158	5.605	05/15/22	204,747

			6,736,776

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
865,200	1.014	10/30/45	848,753
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,124,428

			3,973,181

TOTAL ASSET-BACKED SECURITIES			$ 84,181,508

Municipal Bond Obligations – 12.4%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,379,576

California – 2.3%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,443,080
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,665,913
11,420,000	0.000	09/01/43	1,655,672
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,245,910
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,035,231
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,548,648
12,290,000	0.000	08/01/39	2,412,158

			18,006,612

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,556,550

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,177,060

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,470,517

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
$ 1,100,000	5.650%	10/01/18	$ 1,234,068
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,116,860

			2,350,928

Indiana – 0.6%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,634,450

Iowa – 0.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,810,000	3.500	12/01/15	1,873,784

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,081,040

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,620,330

Missouri – 1.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,812,750
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,151,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,658,909
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,073,560
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,498,841
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,953,432

			13,148,492

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,681,676

New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,022,440

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
$ 1,250,000	4.000%	12/01/19	$ 1,323,675

			2,346,115

New York – 1.3%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,212,780
1,055,000	5.008	06/01/22	1,170,586
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,527,720
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,283,078

			10,194,164

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,630,075
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,174,816

			4,804,891

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,530,100

Puerto Rico — 0.6%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	1,142,130
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	3,561,262

			4,703,392

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	731,584
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,373,862

			3,105,446

South Carolina – 0.8%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
4,845,000	4.000	07/01/34	4,855,659
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,180,901

			6,036,560

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
$ 2,000,000	3.750%	06/01/33	$ 1,841,600

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 95,543,283

Mortgage-Backed Obligations – 20.1%
Collateralized Mortgage Obligations – 16.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,588,733	2.747%	04/25/35	$ 2,566,317
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
3,016,916	6.000	02/25/34	3,092,351
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,823,727	5.500	11/25/20	1,888,447
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
357,605	6.000	04/25/36	369,633
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	4,983,070
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,749,649	2.698	11/25/35	2,125,723
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
743,081	5.750	01/25/34	772,621
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
575,521	5.500	11/25/33	601,202
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
74,867	5.500	08/25/21	75,778
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,621,468	6.750	08/25/34	1,725,410
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,322,140	3.061	12/25/35	1,025,556
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
540,906	5.473	04/25/37	423,862
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
1,108,696	5.750	09/25/21	1,108,696
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,314,938	0.540	07/25/36	2,150,003
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
354,511	5.500	07/25/36	361,954
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
637,653	5.250	09/25/19	651,224
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
231,162	4.750	12/25/18	233,213
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
195,279	6.500	08/25/32	197,764
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
530,796	6.000	07/25/37	468,844
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,198,888	5.500	08/25/33	1,254,084
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
540,233	4.750	01/25/19	549,223
Countrywide Home Loans Trust Series 2005-27, Class 2A1
2,000,082	5.500	12/25/35	1,761,700

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-6, Class 2A1
$ 600,062	5.500%	04/25/35	$ 552,193
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,506,495	0.730	03/25/35	2,288,412
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
662,146	5.250	07/25/33	676,479
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
8,103,770	5.500	07/25/35	8,190,732
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
4,460,920	3.000	06/25/43	4,424,546
FHLMC REMIC PAC Series 1579, Class PM
251,953	6.700	09/15/23	291,295
FHLMC REMIC PAC Series 2103, Class TE
206,220	6.000	12/15/28	229,629
FHLMC REMIC PAC Series 2110, Class PG
909,636	6.000	01/15/29	1,010,324
FHLMC REMIC Series 2391, Class Z
2,402,631	6.000	12/15/31	2,676,358
FHLMC REMIC Series 2508, Class OY
464,197	4.500	10/15/17	483,192
FHLMC REMIC Series 2603, Class C
1,265,430	5.500	04/15/23	1,389,208
FHLMC REMIC Series 2677, Class BC
434,817	4.000	09/15/18	457,971
FHLMC REMIC Series 2866, Class DH
1,109,354	4.000	09/15/34	1,177,654
FHLMC REMIC Series 2890, Class KB
1,151,527	4.500	02/15/19	1,167,725
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,082,059	6.000	01/25/35	1,133,152
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,299,597	5.500	05/25/35	2,942,389
FNMA REMIC FNIC PAC Series 2001-45, Class WG
369,476	6.500	09/25/31	418,791
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,456,414
FNMA REMIC PAC Series 2003-14, Class AP
186,104	4.000	03/25/33	197,362
FNMA REMIC PAC Series 2004-53, Class NC
1,530,046	5.500	07/25/24	1,677,805
FNMA REMIC Series 2002-73, Class OE
1,382,543	5.000	11/25/17	1,486,950
FNMA REMIC Series 2002-82, Class XE
1,210,649	5.000	12/25/17	1,284,661
FNMA REMIC Series 2003-83, Class PG
270,831	5.000	06/25/23	288,495
FNMA REMIC Series 2003-84, Class PG
165,427	5.000	03/25/32	169,744
FNMA Series 2003-W6, Class 2A32
238,656	6.500	09/25/42	273,387
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,560,495	0.530	12/25/34	1,429,983
Impac CMB Trust Series 2003-2F, Class A(b)
1,273,557	5.730	01/25/33	1,317,711

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2004-4, Class 1A1(b)
$ 2,533,248	0.830%	09/25/34	$ 2,294,082
Impac CMB Trust Series 2004-4, Class 2A2(c)
4,057,136	4.769	09/25/34	4,067,888
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
737,430	4.508	08/25/34	759,301
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,391,697	6.000	03/25/36	2,055,719
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
787,693	5.427	04/25/37	701,995
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)
3,595,000	3.496	07/25/43	3,499,508
Master Alternative Loans Trust Series 2004-4, Class 1A1
409,650	5.500	05/25/34	429,852
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,024,163	6.500	05/25/34	2,155,517
Master Alternative Loans Trust Series 2004-9, Class A6(c)
1,802,932	5.143	08/25/34	1,840,934
Master Asset Securitization Trust Series 2003-10, Class 3A1
212,658	5.500	11/25/33	222,996
Master Asset Securitization Trust Series 2003-7, Class 1A1
524,467	5.500	09/25/33	552,829
Master Asset Securitization Trust Series 2004-3, Class 5A1
39,804	6.250	01/25/32	40,483
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)(c)
104,268	5.250	08/25/36	104,494
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
650,543	1.750	03/25/33	597,887
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,955,059	5.594	11/25/35	2,738,356
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
2,477,920	6.000	08/25/37	2,247,206
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
4,071,713	3.250	07/25/43	4,097,638
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,557,398	2.440	05/25/38	1,421,908
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
2,073,078	5.990	11/25/21	1,947,315
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
112,595	5.150	07/25/35	111,689
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,704,756	4.750	04/25/33	1,733,268
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,497,418	5.750	02/25/34	3,653,105
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
509,331	0.690	07/25/35	407,015
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
650,507	6.000	07/25/32	649,877
Residential Asset Securitization Trust Series 2004-A6, Class A1
1,436,366	5.000	08/25/19	1,475,474

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
$ 386,933	6.000%	05/25/33	$ 407,762
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
481,730	5.500	11/25/35	442,757
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,391,009	5.750	12/25/35	1,317,328
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
988,239	5.500	12/25/21	1,025,513
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
1,002,372	0.502	11/20/34	975,421
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,736,628	2.613	10/25/34	1,673,878
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
574,980	2.584	04/25/34	561,393
Structured Asset Securities Corp. Series 2003-29, Class 5A4
2,385,048	5.250	09/25/33	2,485,933
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
981,646	2.589	10/25/33	975,952
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,510,742	2.590	11/25/33	1,490,079
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
821,424	2.721	11/25/33	808,859
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
2,224,872	5.710	06/25/34	2,234,279
Structured Asset Securities Corp. Series 2005-6, Class 5A2
204,414	5.000	05/25/35	209,124
Structured Asset Securities Corp. Series 2005-6, Class 5A4
265,654	5.000	05/25/35	272,167
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
899,341	5.500	06/25/20	923,924
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
199,766	5.250	01/25/20	208,520
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
860,213	2.613	09/25/35	822,881
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
93,315	6.000	10/25/36	4,518
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
838,408	5.250	03/25/37	862,240

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$126,988,101

Commercial Mortgage Obligations – 2.4%
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,781,220

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2012-CR4, Class A2
$ 1,000,000	1.801%		10/15/45	$ 990,980
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122		03/10/46	2,034,115
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868		11/15/45	3,015,750
Morgan Stanley Capital I Series 2011-C3, Class A1
796,686	2.178		07/15/49	799,798
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
4,772,893	1.524		01/10/45	4,818,235
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
2,119,114	2.501		02/15/44	2,152,492
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
3,383,059	1.607		06/15/44	3,412,099

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 19,004,689

Mortgage-Backed Pass-Through Obligations – 1.3%
FHLMC
2,566	6.000		12/01/13	2,583
22,243	8.500		02/01/19	22,666
50,809	8.500		03/01/21	55,447
410,933	7.000		05/01/26	477,384
8,382	7.000		10/01/30	9,737
59,476	7.500		12/01/30	70,872
120,103	7.500		01/01/31	143,330
188,736	7.000		08/01/31	218,524
2,285,600	5.000		05/01/33	2,513,461
454,217	2.354	(b)	05/01/34	478,443
572,083	2.740	(b)	01/01/36	607,399
FNMA
3,987	6.000		12/01/13	4,352
2,143	6.500		07/01/14	2,156
27,335	9.000		11/01/21	29,753
69,790	9.000		02/01/25	80,352
15,168	6.500		03/01/26	17,332
20,311	8.000		07/01/28	22,982
75,659	6.500		10/01/28	86,792
63,648	2.330	(b)	12/01/28	64,829
65,551	6.000		07/01/29	72,443
41,507	7.500		09/01/29	47,376
60,928	7.000		03/01/31	71,092
21,844	7.500		03/01/31	25,292
84,329	7.000		11/01/31	98,354
192,148	7.000		01/01/32	224,103
330,984	6.000		12/01/32	361,250
64,084	1.912	(b)	02/01/33	66,559
551,640	5.000		07/01/33	595,191
396,476	2.865	(b)	10/01/34	418,847
664,160	5.077	(b)	02/01/35	711,347
GNMA
148,900	8.000		02/15/22	168,777
63,711	7.500		08/20/25	78,034
269,376	7.500		07/20/26	330,172
228,914	6.500		04/15/31	263,411
237,578	6.500		05/15/31	274,122

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA – (continued)
$ 954,230	5.500%	04/15/33	$ 1,053,150

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 9,767,914

TOTAL MORTGAGE-BACKED OBLIGATIONS			$155,760,704

Corporate Obligations – 46.9%
Aerospace/Defense – 1.1%
General Dynamics Corp.
$ 2,900,000	1.000%	11/15/17	$ 2,811,741
Goodrich Corp.
1,000,000	4.875	03/01/20	1,105,834
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,284,840
United Technologies Corp.
2,000,000	5.700	04/15/40	2,365,426

			8,567,841

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300	01/09/15	3,048,753

Beverages – 0.8%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,707,989
Anheuser-Busch InBev Finance, Inc.
1,500,000	0.800	01/15/16	1,500,159
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,742,282

			5,950,430

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,489,945

Chemicals – 0.7%
FMC Corp.
3,000,000	5.200	12/15/19	3,317,052
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	1,993,782

			5,310,834

Commercial Banks – 3.2%
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,053,414
2,000,000	5.125	01/08/20	2,220,314
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,492,480
Credit Suisse New York
3,000,000	5.400	01/14/20	3,280,284
KeyBank NA
2,540,000	7.413	05/06/15	2,802,110
National Bank of Canada
3,100,000	1.450	11/07/17	3,026,871

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
PNC Bank NA
$ 2,500,000	2.950%	01/30/23	$ 2,320,088
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,142,240
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,305,222

			24,643,023

Commercial Services – 0.2%
The ADT Corp.
2,000,000	2.250	07/15/17	1,907,108

Communications Equipment – 0.3%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,767,555

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,030,850

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,044,668

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,740,906
KOC Holding AS(a)
2,350,000	3.500	04/24/20	2,026,875
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,008,754

			7,776,535

Electric – 3.1%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	1,937,160
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,180,029
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,676,570
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,222,369
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,500,426
PacifiCorp
2,400,000	5.650	07/15/18	2,807,806
2,000,000	3.850	06/15/21	2,111,992
900,000	6.100	08/01/36	1,085,272
Public Service Co. of Colorado
2,000,000	3.600	09/15/42	1,758,182
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,745,315
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,153,511
3,000,000	5.500	03/15/40	3,470,301
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	482,917

			24,131,850

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – 12.9%
American Honda Finance Corp.(a)
$ 1,500,000	1.500%		09/11/17	$ 1,475,194
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700		12/01/15	7,003,820
Bank of America Corp.
2,000,000	3.700		09/01/15	2,092,404
2,000,000	5.700		01/24/22	2,246,274
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,250,232
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,308,900
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,185,121
3,000,000	5.875		03/15/21	3,336,021
Capital One Financial Corp.
1,000,000	1.000		11/06/15	993,161
Citigroup, Inc.
2,750,000	6.010		01/15/15	2,940,941
CME Group, Inc.
1,685,000	3.000		09/15/22	1,605,342
CNA Financial Corp.
2,215,000	7.350		11/15/19	2,716,762
Discover Bank/Greenwood DE
3,375,000	2.000		02/21/18	3,285,708
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,047,618
General Electric Capital Corp.
2,000,000	5.625		05/01/18	2,298,696
1,600,000	6.250	(b)	12/15/49	1,664,000
Hyundai Capital America(a)
2,000,000	1.625		10/02/15	1,997,710
3,250,000	3.750		04/06/16	3,391,398
Invesco Finance PLC
2,330,000	3.125		11/30/22	2,170,311
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,667,490
JPMorgan Chase & Co.
2,000,000	4.350		08/15/21	2,104,712
KKR Group Finance Co II LLC(a)
2,900,000	5.500		02/01/43	2,628,516
Merrill Lynch & Co., Inc.
2,250,000	6.400		08/28/17	2,571,016
1,270,000	6.875		04/25/18	1,490,528
1,270,000	6.500		07/15/18	1,465,339
Metropolitan Life Insurance Co.(a)
6,770,000	7.700		11/01/15	7,603,238
Morgan Stanley & Co.
2,500,000	4.875		11/01/22	2,505,667
1,875,000	4.100		05/22/23	1,760,207
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450		04/10/17	1,761,167
Novus USA Trust 2013-1(a)(b)
3,000,000	1.573		02/28/14	2,995,500
NYSE Euronext
1,250,000	2.000		10/05/17	1,248,931
PNC Financial Services Group, Inc.(b)
2,500,000	6.750		07/29/49	2,662,500
Royal Bank of Canada
3,390,000	2.625		12/15/15	3,532,868
Scottrade Financial Services, Inc.(a)
1,035,000	6.125		07/11/21	1,005,369

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
TD Ameritrade Holding Corp.
$ 2,750,000	4.150%	12/01/14	$ 2,872,804
The Bank of New York Mellon Corp.
2,000,000	2.400	01/17/17	2,057,518
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,118,965
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,009,430
Wells Fargo & Co.
1,565,000	3.450	02/13/23	1,498,187

			99,569,565

Food – 0.9%
Danone SA(a)
2,700,000	3.000	06/15/22	2,585,231
Mondelez International, Inc.
1,000,000	6.875	02/01/38	1,229,701
Pernod-Ricard SA(a)
3,000,000	5.750	04/07/21	3,381,033

			7,195,965

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,034,012

Health Technology – 0.4%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,489,954
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,024,110

			3,514,064

Healthcare-Services – 0.3%
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,174,671

Household Products – 0.6%
Church & Dwight Co., Inc.
3,800,000	2.875	10/01/22	3,571,502
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	998,738

			4,570,240

Industrial – 0.6%
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,016,619
Receipts on Corporate Securities Trust NSC-1998-1
1,336,614	6.375	05/15/17	1,363,346

			4,379,965

Insurance – 4.0%
Aegon NV
2,650,000	4.625	12/01/15	2,850,308
American International Group, Inc.
2,000,000	4.875	09/15/16	2,203,394
1,000,000	5.450	05/18/17	1,111,971
Assurant, Inc.
3,775,000	2.500	03/15/18	3,703,615

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Genworth Financial, Inc.
$ 2,008,000	8.625%	12/15/16	$ 2,403,781
2,000,000	7.625	09/24/21	2,400,088
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	1,996,320
MetLife, Inc.
2,055,000	10.750	08/01/39	3,123,600
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,020,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,318,664
2,100,000	5.000	06/01/21	2,255,316
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,565,067

			30,952,124

Media Non-Cable – 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	1.750	01/15/18	2,785,852
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	984,255

			3,770,107

Metals & Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.(a)
1,000,000	2.375	03/15/18	947,491
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,752,497
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	2,976,060
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	2,954,049
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,019,946
Timken Co.
2,750,000	6.875	05/08/28	3,022,341

			13,672,384

Oil & Gas – 1.9%
Apache Corp.
1,360,000	7.375	08/15/47	1,716,567
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,142,959
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,554,379
3,530,000	3.875	03/10/15	3,711,806
Tosco Corp.
2,095,000	8.125	02/15/30	2,879,186

			15,004,897

Pharmaceuticals – 1.5%
AbbVie, Inc.(a)
2,200,000	1.750	11/06/17	2,174,003
AstraZeneca PLC
3,000,000	1.950	09/18/19	2,943,516
Express Scripts Holding Co.
3,025,000	3.500	11/15/16	3,217,196

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Mylan, Inc.(a)
$ 3,135,000	7.875%	07/15/20	$ 3,595,516

			11,930,231

Pipelines – 0.8%
Buckeye Partners LP
2,000,000	4.150	07/01/23	1,946,996
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,807,298
ONEOK Partners LP
875,000	8.625	03/01/19	1,110,804

			5,865,098

Real Estate – 2.4%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,354,941
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,166,004
1,345,000	3.125	06/01/23	1,250,819
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,560,888
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,174,127
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,406,032
ProLogis LP
2,000,000	6.125	12/01/16	2,267,588
Realty Income Corp.
2,000,000	2.000	01/31/18	1,954,376
Simon Property Group LP
1,000,000	6.750	05/15/14	1,031,660
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,157,074
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,521,613

			18,845,122

Retail – 1.0%
Amazon.com, Inc.
3,830,000	1.200	11/29/17	3,736,314
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	986,135
Staples, Inc.
1,500,000	2.750	01/12/18	1,509,752
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,548,625

			7,780,826

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,032,725

Telecommunications – 1.6%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,396,370
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,023,512
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,543,439

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications – (continued)
Telefonica Emisiones SAU
$ 2,635,000	3.729%	04/27/15	$ 2,713,800
Vodafone Group PLC
1,000,000	1.500	02/19/18	968,177

			12,645,298

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,064,626

Utilities – 1.8%
Alabama Power Co.
1,000,000	5.650	03/15/35	1,051,605
Commonwealth Edison Co.
1,230,000	6.450	01/15/38	1,554,497
GTE Corp.
5,310,000	6.840	04/15/18	6,358,072
Ohio Power Co.
1,381,000	6.375	07/15/33	1,381,634
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,449,048
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,071,241

			13,866,097

Yankee – 1.3%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	761,372
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,460,137
UBS AG
7,335,000	7.375	06/15/17	8,200,589

			10,422,098

TOTAL CORPORATE OBLIGATIONS			$362,959,507

U.S. Government Agency Obligations – 6.5%
FFCB
$ 6,135,000	4.500%	05/06/14	$ 6,339,056
2,860,000	5.190	04/22/21	3,381,135
FHLB
2,650,000	7.125	02/15/30	3,626,724
FHLMC
2,000,000	0.625	12/29/14	2,010,486
2,860,000	2.875	02/09/15	2,972,778
2,500,000	5.000	02/16/17	2,848,898
5,500,000	5.500	08/23/17	6,415,414
3,000,000	4.875	06/13/18	3,460,257
FNMA
4,500,000	5.000	02/13/17	5,131,229
3,000,000	5.000	05/11/17	3,426,774
6,000,000	5.375	06/12/17	6,944,874
Tennessee Valley Authority
2,187,017	4.929	01/15/21	2,430,169
1,247,443	5.131	01/15/21	1,471,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 50,459,777

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 1.5%
United States Treasury Bonds
$ 3,000,000	4.500%	02/15/36	$ 3,495,000
3,000,000	3.500	02/15/39	2,975,625
United States Treasury Note
5,000,000	2.750	11/30/16	5,325,000

TOTAL U.S. TREASURY OBLIGATIONS			$ 11,795,625

Shares	Description	Rate	Value
Investment Company – 0.6%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.620%	$ 5,004,489

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$ 5,910,000	0.010%	08/01/13	$ 5,910,000
Maturity Value: $5,910,002

TOTAL INVESTMENTS – 99.7%			$771,614,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,136,862

NET ASSETS – 100.0%			$773,751,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $120,735,931, which represents approximately 15.6% of net assets as of July 31, 2013.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2013.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $5,990,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $6,032,433.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$731,220,043
Gross unrealized gain	53,093,770
Gross unrealized loss	(12,698,920)
Net unrealized security gain	$40,394,850

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.0%
Commercial – 0.3%
Small Business Administration Series 2006-P10B, Class 1
$ 336,160	5.681%	08/10/16	$ 363,605

Home Equity(a) – 2.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	1.090	04/25/34	748,635
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,155,517	1.090	08/25/44	1,113,971
Lehman XS Trust Series 2005-7N, Class 1A1A
259,688	0.460	12/25/35	221,010
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.270	03/25/33	510,705
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	1.590	07/25/34	269,318

			2,863,639

TOTAL ASSET-BACKED SECURITIES			$ 3,227,244

Mortgage-Backed Obligations – 23.6%
Collateralized Mortgage Obligations – 21.2%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 4,346	6.000%	10/25/33	$ 4,343
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
371,052	2.747	04/25/35	367,839
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
206,481	5.010	10/25/34	212,695
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
329,000	6.000	02/25/34	337,226
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
564,629	3.179	11/25/33	561,700
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
34,784	5.724	09/20/34	34,885
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
242,849	5.217	11/25/34	237,063
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
223,453	5.500	11/25/33	233,424
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
42,501	4.750	08/25/34	43,984
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
190,145	2.726	09/25/34	186,107
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
250,983	5.375	01/25/35	254,031
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
138,479	4.750	12/25/18	139,708
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
58,651	5.500	08/25/33	61,351
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
143,535	5.000	02/25/18	146,557
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
245,898	2.675	11/19/33	235,760

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 023, Class PK
$ 265,580	6.000%	11/25/23	$ 293,036
FHLMC REMIC PAC Series 041, Class F
15,478	10.000	05/15/20	16,163
FHLMC REMIC PAC Series 159, Class H
20,264	4.500	09/15/21	21,109
FHLMC REMIC PAC Series 2022, Class PE
52,526	6.500	01/15/28	59,145
FHLMC REMIC PAC Series 2109, Class PE
114,982	6.000	12/15/28	127,159
FHLMC REMIC PAC Series 2345, Class PQ
14,078	6.500	08/15/16	14,738
FHLMC REMIC PAC Series 2836, Class PX
154,480	4.000	05/15/18	155,941
FHLMC REMIC PAC Series 3841, Class ED
133,927	3.000	07/15/38	136,111
FHLMC REMIC Series 2830, Class DA
72,156	5.000	07/15/19	76,166
FHLMC REMIC Series 2972, Class CA
128,735	4.500	05/15/20	134,562
FHLMC REMIC Series 3131, Class BA
4,028	5.500	11/15/24	4,030
FHLMC REMIC Series 3146, Class GA
16,242	5.500	11/15/24	16,353
FHLMC REMIC Series 3634, Class BJ
144,819	3.000	08/15/27	147,402
FHLMC REMIC Series 3816, Class HA
1,074,638	3.500	11/15/25	1,101,691
FHLMC REMIC Series 3968, Class AT
464,959	3.500	03/15/38	482,128
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
21,216	0.000	06/25/22	20,243
FNMA REMIC PAC Series 1992-129, Class L
115,615	6.000	07/25/22	128,039
FNMA REMIC PAC Series 1998-36, Class J
24,830	6.000	07/18/28	25,684
FNMA REMIC PAC Series 2001-71, Class MB
86,914	6.000	12/25/16	91,784
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	640,589
FNMA REMIC PAC Series 2003-14, Class AP
250,224	4.000	03/25/33	265,360
FNMA REMIC Series 1991-137, Class H
54,345	7.000	10/25/21	61,248
FNMA REMIC Series 1993-182, Class FA(a)
19,936	1.890	09/25/23	20,763
FNMA REMIC Series 2007-38, Class B
30,633	6.000	11/25/33	30,981
FNMA REMIC Series 2010-135, Class EA
985,430	3.000	01/25/40	1,006,104
FNMA Series 2003-W17, Class 1A6
17,111	5.310	08/25/33	17,407
GNMA Series 2001-53, Class F(a)
10,863	0.542	10/20/31	10,890
GNMA Series 2009-65, Class AF
412,267	4.000	07/20/39	440,794
GNMA Series 2010-115, Class QJ
595,489	3.500	11/20/38	629,214
GNMA Series 2010-14, Class PA
467,622	3.000	02/20/40	485,027
GNMA Series 2010-89, Class GL
1,499,101	4.000	05/20/39	1,587,984

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2003-6F, Class A1
$ 158,536	3.000%	09/25/32	$ 156,926
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
316,216	5.500	03/25/19	328,460
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
568,720	0.630	05/25/35	519,082
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,056,373	2.799	01/25/36	865,862
Impac CMB Trust Series 2003-2F, Class A(a)
788,392	5.730	01/25/33	815,726
Impac CMB Trust Series 2003-8, Class 2A1(a)
270,810	1.090	10/25/33	260,870
Impac CMB Trust Series 2004-7, Class 1A1(a)
181,009	0.930	11/25/34	172,032
Impac CMB Trust Series 2005-2, Class 2A2(a)
311,079	0.990	04/25/35	302,889
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,351,339	0.540	05/25/36	1,319,947
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
264,923	2.794	10/25/34	259,043
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
393,608	2.673	04/21/34	398,355
Master Alternative Loans Trust Series 2004-9, Class A6(c)
382,440	5.143	08/25/34	390,501
Master Asset Securitization Trust Series 2004-3, Class 5A1
18,928	6.250	01/25/32	19,251
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,082,884	0.510	02/25/35	1,976,549
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
884,117	0.620	03/25/33	862,388
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
74,832	3.590	09/25/34	73,290
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
207,563	4.750	04/25/34	214,791
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
52,767	5.000	05/25/18	54,201
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
664,839	4.500	04/25/19	685,748
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
14,128	6.250	12/25/23	14,571
Sequoia Mortgage Trust Series 10, Class 1A(a)
119,382	0.992	10/20/27	112,764
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
259,201	0.852	06/20/33	257,560
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
890,523	2.589	10/25/33	885,357
Vendee Mortgage Trust Series 1996-2, Class 1Z
175,314	6.750	06/15/26	204,853
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
237,503	5.000	05/25/18	243,097
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
263,725	5.750	09/25/18	271,590

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 22,970,221

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligation – 0.6%
GNMA Series 2010-124, Class A
$ 676,831	3.848%		10/16/32	$ 688,105

Mortgage-Backed Pass-Through Obligations – 1.8%
FHLMC
45,771	5.500		08/01/17	48,725
96,071	5.500		09/01/21	104,233
45,995	6.000		10/01/23	50,107
101,719	5.000		05/01/27	109,775
FNMA
55,239	10.500		11/01/15	59,075
27,569	6.000		07/01/16	28,719
188,688	5.500		05/01/19	200,498
187,631	5.500		06/01/20	199,367
2,235	9.000		07/01/24	2,244
7,532	2.330	(a)	12/01/28	7,672
25,554	7.000		11/01/31	29,804
338,369	6.000		07/01/33	381,665
452,766	2.664	(a)	02/01/34	480,012
184,874	2.865	(a)	10/01/34	195,306
GNMA
5,477	8.000		07/15/17	5,499
311	2.000	(a)	11/20/24	325
698	3.000	(a)	12/20/24	727
11,202	1.750	(a)	04/20/26	11,640
10,892	1.750	(a)	08/20/26	11,303
12,635	1.625	(a)	01/20/28	13,148

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 1,939,844

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 25,598,170

U.S. Government Agency Obligations – 61.3%
FFCB
$ 1,000,000	3.875%		10/07/13	$ 1,006,936
2,600,000	2.625		04/17/14	2,645,989
1,170,000	3.000		09/22/14	1,207,938
150,000	4.700		08/10/15	162,873
250,000	7.000		09/01/15	283,144
500,000	6.125		12/29/15	567,166
1,000,000	0.650		01/17/17	990,183
FHLB
1,300,000	1.375		05/28/14	1,313,029
1,000,000	5.250		09/12/14	1,055,281
2,500,000	5.000		12/21/15	2,765,377
1,000,000	0.580		01/09/17	987,602
950,000	1.750		08/07/18	946,388
1,750,000	1.500	(c)	12/20/24	1,669,769
FHLMC
790,000	5.000		07/15/14	826,457
1,000,000	4.500		01/15/15	1,061,530
1,200,000	2.875		02/09/15	1,247,320
2,600,000	1.750		09/10/15	2,672,324
1,300,000	5.300		12/01/15	1,440,690
2,250,000	2.500		05/27/16	2,365,535
1,000,000	1.000		10/25/16	1,003,667
1,000,000	1.250		05/12/17	1,005,172
1,200,000	1.200		06/06/17	1,197,444
1,150,000	1.000		07/28/17	1,137,298
830,000	1.500		11/30/18	821,359
FNMA
1,600,000	2.500		05/15/14	1,629,701
1,500,000	0.875		08/28/14	1,511,106
2,000,000	3.000		09/16/14	2,064,376
1,250,000	4.625		10/15/14	1,316,386
2,000,000	2.625		11/20/14	2,063,302
1,800,000	5.000		04/15/15	1,943,050

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$ 2,450,000	2.375%		07/28/15	$ 2,546,018
1,000,000	4.375		10/15/15	1,084,321
1,350,000	2.125	(c)	10/21/15	1,396,884
2,000,000	1.625		10/26/15	2,050,630
1,170,000	0.750		03/11/16	1,172,284
1,800,000	5.000		03/15/16	2,003,650
1,500,000	1.250		09/28/16	1,523,143
1,000,000	2.125		12/13/16	1,006,342
2,000,000	1.125		04/27/17	2,004,076
1,175,000	0.500	(c)	06/27/17	1,154,521
1,200,000	1.000		09/20/17	1,184,776
1,200,000	0.625	(c)	09/27/17	1,193,372
1,200,000	0.500	(c)	11/27/17	1,186,708
1,175,000	0.800	(c)	01/29/18	1,161,523
1,000,000	0.875		02/08/18	975,214
1,915,000	1.500		03/13/18	1,906,867
1,000,000	1.500		04/24/18	997,300
389,000	2.500		12/27/24	358,162
500,000	1.500	(c)	05/24/27	490,495

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 66,304,678

U.S. Treasury Obligations – 10.1%
United States Treasury Inflation Indexed Notes
$ 842,910	2.625%		07/15/17	$ 961,576
864,152	1.375		07/15/18	951,107
867,936	2.125		01/15/19	987,684
861,728	1.375		01/15/20	946,487
United States Treasury Notes
1,200,000	1.750		03/31/14	1,213,031
1,700,000	2.375		10/31/14	1,746,352
1,200,000	2.250		01/31/15	1,236,374
1,800,000	2.125		05/31/15	1,860,117
1,000,000	1.375		06/30/18	1,000,234

TOTAL U.S. TREASURY OBLIGATIONS				$ 10,902,962

Short-term Investment(e) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$ 3,054,000	0.010%		08/01/13	$ 3,054,000
Maturity Value: $3,054,001

TOTAL INVESTMENTS – 100.8%				$109,087,054

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%				(853,685)

NET ASSETS – 100.0%				$108,233,369

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $269,318, which represents approximately 0.2% of net assets as of July 31, 2013.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2013. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $3,095,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $3,116,925.

Investment Abbreviations:
CMB	— Collateralized Mortgage-Backed Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$107,148,587
Gross unrealized gain	4,811,461
Gross unrealized loss	(2,872,994)
Net unrealized security gain	$1,938,467

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.4%
Alabama – 0.0%
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
$ 65,000	4.500%	07/01/23	$ 66,797

Alaska – 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,098,846

Arizona – 8.5%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	745,325
750,000	4.750	01/01/22	789,712
1,000,000	5.000	01/01/25	1,037,090
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,087,572
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,511,025
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,357,152
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,318,489
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	956,105
335,000	5.000	07/01/18	377,223
350,000	5.000	07/01/19	389,638
1,100,000	5.125	07/01/22	1,171,731
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,132,124
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/A1)
3,475,000	5.750	07/15/18	4,055,221
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,105,010
500,000	5.000	07/01/20	541,570
1,000,000	5.000	07/01/21	1,067,080

			20,642,067

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	550,547

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – 9.0%
Alameda Unified School District GO Bonds (Capital Appreciation) Series A (AGM) (AA-/Aa2)(a)
$ 1,835,000	0.000%	08/01/25	$ 1,120,102
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,060,230
California State Public Works Board Lease Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
4,355,000	5.000	03/01/38	4,336,535
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	307,470
Fontana CA Unified School District GO Bonds (Refunding) Series 2012 (NR/Aa3)
1,535,000	5.000	08/01/19	1,778,666
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	584,050
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
2,400,000	0.000	08/01/24	1,463,856
3,855,000	0.000	08/01/26	2,050,436
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A/A3)
600,000	5.000	11/01/16	681,024
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	784,572
Sacramento County CA Airport System Revenue Bonds (A/A3)
1,000,000	5.000	07/01/27	1,062,260
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,261,240
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	3,029,321
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	631,611
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A+/Baa1)
800,000	5.250	02/01/23	891,008
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (A/WR)(a)
490,000	0.000	08/01/24	289,708
510,000	0.000	08/01/25	279,495
535,000	0.000	08/01/26	270,164

			21,881,748

Colorado – 1.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (NR/NR)
1,000,000	4.500	03/01/20	1,037,990
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	987,850

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
$ 325,000	4.350%	11/01/19	$ 332,943
340,000	4.600	11/01/20	350,526
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
250,000	4.500	12/01/23	256,818

			2,966,127

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,235,319

Florida – 5.0%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	946,322
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,113,910
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,516,650
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	59,357
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	791,997
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,557,360
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,110,210
1,000,000	5.250	10/01/23	1,119,280
1,000,000	5.500	10/01/25	1,091,180
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	756,151
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	201,014
Saint Augustine FL Capital Improvement Revenue Bonds (Refunding) (A+/Aa3)
2,000,000	4.000	10/01/29	1,839,300

			12,102,731

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (A/Baa1)
90,000	6.100	10/01/19	106,327
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (A/Aa2)
55,000	5.500	08/01/23	64,908

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – (continued)
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
$ 500,000	4.000%	02/15/20	$ 538,660

			709,895

Illinois – 16.5%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A3)
2,050,000	5.500	12/01/25	2,291,613
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL- RE) (FGIC) (A/A3)
1,000,000	5.250	12/01/18	1,140,490
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A/A1)
350,000	5.250	03/01/33	342,447
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	386,996
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/A3)
300,000	6.400	12/01/28	347,652
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A1)(a)
2,320,000	0.000	12/01/22	1,586,277
2,080,000	0.000	12/01/25	1,190,509
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	887,790
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,254,480
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	484,762
400,000	5.000	02/01/23	429,680
Illinois Finance Authority Revenue Bonds (Advocate Health Care) Series 2012 (AA/Aa2)
3,000,000	5.000	06/01/42	2,963,670
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (A/Baa1)
2,000,000	5.250	12/01/22	2,103,080
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/Aa3)
470,000	4.850	01/01/26	481,938
490,000	4.900	01/01/27	498,325
1,625,000	5.000	01/01/30	1,635,546
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	328,731
405,000	4.000	12/01/18	427,222
420,000	4.250	12/01/19	445,788
440,000	4.500	12/01/20	464,688

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$ 1,210,000	5.500%	08/15/24	$ 1,311,192
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,075,130
Illinois State GO Bonds (A-/A3)
1,000,000	4.000	04/01/19	1,041,350
3,000,000	4.000	09/01/21	3,012,270
Illinois State GO Bonds (Refunding) (A-/A3)
3,000,000	5.000	08/01/24	3,134,700
Illinois State GO Bonds Series A (A-/A3)
2,000,000	5.000	03/01/17	2,040,980
1,000,000	5.000	03/01/28	997,910
Mount Vernon IL GO Bonds (AA-/A2)
1,000,000	4.000	12/15/26	984,690
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,102,340
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	482,787
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	704,993
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa3)
1,000,000	5.000	10/01/20	1,100,140
Will County IL Community High School District No. 210 Lincoln-Way GO Bonds (Unrefunded-Capital Appreciation) Series 2006 (AGM) (NR/Aa2)(a)
1,535,000	0.000	01/01/21	1,177,714
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
3,000,000	0.000	11/01/19	2,516,010

			40,373,890

Indiana – 4.1%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	691,309
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	265,103
675,000	6.050	02/01/23	716,371
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,252,150
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
120,000	5.000	08/01/14	124,918
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
1,815,000	5.000	02/01/28	1,859,086

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana state Finance Authority Revenue Bonds (Community Foundation of Northwest Indiana) Series 2012 (A-/NR)
$ 750,000	5.000%	03/01/41	$ 711,315
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,005,920
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	554,422
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	808,218

			9,988,812

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,459,702
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,307

			1,545,009

Kansas – 0.3%
Junction City KS GO Bonds (Refunding) Series A (A/NR)
710,000	5.000	09/01/18	810,770

Kentucky – 0.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A/A1)
1,000,000	5.000	02/01/23	1,077,370

Louisiana – 5.3%
Administrators of the Tulane Educational Fund Revenue Bonds (Taxable-Tulane University) Series C (A/A2)
1,000,000	5.000	10/01/47	885,860
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,508,150
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,067,702
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB/NR)
1,100,000	5.375	02/01/18	1,112,804
1,245,000	5.000	02/01/30	1,250,839

			12,825,355

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,081,960

Maryland – 1.5%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
2,000,000	2.250	06/01/23	1,700,340
2,500,000	2.500	06/01/26	1,972,650

			3,672,990

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Massachusetts – 3.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
$ 1,480,000	5.100%	01/01/25	$ 1,552,372
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,400,000	4.250	07/01/22	1,373,400
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,453,184
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,036,618
1,415,000	5.000	07/01/21	1,514,573
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
50,000	6.500	07/15/19	58,396

			8,988,543

Michigan – 1.9%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,634,550
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
920,000	5.500	02/01/18	997,271
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	705,980
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
90,000	1.521	04/01/14	90,187
150,000	1.670	10/01/14	150,548
135,000	1.836	04/01/15	135,959
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	997,308

			4,711,803

Minnesota – 0.6%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
330,000	3.800	07/01/17	337,329
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,169,060

			1,506,389

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
45,000	2.700	06/01/18	46,003

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 2.3%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
$ 1,500,000	5.000%	04/01/32	$ 1,464,345
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,528,621
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	109,242
125,000	0.000	02/01/15	121,638
305,000	0.000	02/01/17	280,255
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
1,355,000	2.000	08/01/13	1,355,000
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	275,137
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	510,715

			5,644,953

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
115,000	4.350	06/01/16	116,672
125,000	4.350	12/01/16	126,818

			243,490

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	539,750

Nevada – 1.1%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(b)
100,000	4.375	05/01/15	107,007
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,481,495

			2,588,502

New Hampshire – 0.7%
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,183,112
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
535,000	5.300	07/01/28	552,773

			1,735,885

New Jersey – 2.5%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A+/A1)
1,000,000	5.000	06/15/21	1,097,400

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
$ 1,870,000	4.750%	12/01/23	$ 1,959,274
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,313,056
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	106,910
Toms River NJ Board of Education GO Bonds (Refunding-Regional Schools) Series 2012 (AA-/NR)
1,675,000	4.000	07/15/28	1,632,606

			6,109,246

New York – 0.6%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A/A2)
150,000	5.500	11/15/18	167,492
Metropolitan Transportation Authority NY Revenue Bonds Series H (A/A2)
1,000,000	4.000	11/15/23	1,037,670
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	220,852

			1,426,014

North Carolina – 1.3%
North Carolina Capital Facilities Finance Agency Revenue Bonds (Refunding-Johnson & Wales University Project) (A-/A2)
950,000	5.000	04/01/33	968,164
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	4.000	06/01/18	217,432
220,000	4.000	06/01/19	239,389
200,000	2.000	06/01/20	186,974
420,000	3.000	06/01/21	414,502
330,000	4.000	06/01/22	342,672
350,000	4.000	06/01/23	359,149
480,000	4.000	06/01/25	476,405

			3,204,687

North Dakota – 0.6%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	290,532
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	566,049
635,000	4.450	07/01/17	647,020

			1,503,601

Ohio – 2.6%
Cleveland OH Airport System Revenue Bonds (Refunding) Series A (A-/Baa1)
1,000,000	5.000	01/01/31	986,240
Hocking Technical College District General Receipts Revenue Bonds (Improvement) Series 2013 (NR/Aa2)
1,000,000	5.000	07/01/38	985,940

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
$ 430,000	4.250%	05/01/14	$ 438,871
1,000,000	5.000	05/01/18	1,109,140
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A3)
1,560,000	5.375	12/01/19	1,792,206
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	905,350

			6,217,747

Oklahoma – 1.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.850	09/01/18	1,144,070
1,000,000	5.000	09/01/19	1,148,520
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,200,700
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A3)
150,000	5.250	10/01/26	154,065

			4,647,355

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	640,192
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
120,000	5.050	07/01/17	123,199

			763,391

Pennsylvania – 2.4%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	796,712
1,025,000	5.000	10/01/19	1,103,546
1,250,000	5.250	10/01/31	1,272,275
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	851,930
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
385,000	5.000	08/01/20	399,002
St. Mary’s PA Area Water Authority Revenue Bonds (A-/NR)
1,350,000	4.750	02/01/25	1,395,657

			5,819,122

Puerto Rico — 7.2%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/Baa1)
10,000	5.000	07/01/20	10,092
1,435,000	5.000	07/01/23	1,368,043

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BBB-/Baa3)
$ 1,500,000	5.500%	07/01/22	$ 1,483,305
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (A/Baa1)
650,000	5.250	07/01/29	570,732
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Baa3)
2,195,000	5.500	07/01/19	2,292,524
1,345,000	5.000	07/01/28	1,157,615
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
1,700,000	5.250	07/01/27	1,539,078
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
4,250,000	5.250	07/01/19	4,417,960
Puerto Rico Electric Power Authority Revenue Bonds Series CCC (BBB/Baa3)
2,015,000	5.000	07/01/21	1,994,185
2,000,000	5.000	07/01/24	1,879,600
1,010,000	5.250	07/01/28	893,204

			17,606,338

Rhode Island – 1.9%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	261,074
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	510,460
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,014,829
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,472,308
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
435,000	3.500	04/01/22	434,021

			4,692,692

South Carolina – 1.2%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	585,244
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	746,452
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
1,000,000	5.000	12/01/22	1,064,060
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	191,672

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/A2)
$ 255,000	5.500%	12/01/15	$ 278,680

			2,866,108

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
175,000	4.250	01/01/14	175,968
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (Non-ACE) (GO of Agency) (AA+/Aa1)
960,000	3.500	07/01/27	899,942

			1,075,910

Texas – 1.3%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	238,922
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	510,600
Dallas-Fort Worth International Airport Revenue Bonds (Refunding) Series G (A+/A2)
1,855,000	5.000	11/01/33	1,863,811
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	253,210
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(b)
5,000	5.625	05/15/19	6,122
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
65,000	4.600	09/01/19	65,531
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	321,390

			3,259,586

Utah – 0.8%
Alpine School District GO Bonds (School Building) (NR/Aaa)
2,235,000	2.200	03/15/25	1,820,720

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/A3)
1,000,000	5.000	12/15/20	1,122,760

Virginia – 0.4%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (A/WR)(b)
480,000	5.250	07/15/17	533,323
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (A/WR)
365,000	5.250	07/15/17	395,960

			929,283

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – 3.5%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
$ 1,000,000	5.000%	12/01/24	$ 1,019,380
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	169,974
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,254,240
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	626,965
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA-/Aa3)
500,000	6.000	10/01/23	570,110
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
2,000,000	4.375	07/01/18	2,180,760
1,750,000	5.250	07/01/25	1,805,073

			8,626,502

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,014,930

Wisconsin – 1.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
115,000	5.000	12/01/14	121,495
350,000	5.000	12/01/15	382,053
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.) Series A (NR/A3)
1,000,000	5.125	04/15/31	989,050
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,103,490
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic) Series B (A-/NR)
1,075,000	5.000	02/15/40	1,024,916

			3,621,004

Wyoming – 1.2%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	139,783
290,000	2.000	05/01/16	293,718
295,000	2.000	05/01/17	295,950
305,000	3.000	05/01/18	314,943

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – (continued)
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
$ 540,000	1.625%	12/01/14	$ 542,608
450,000	2.250	12/01/16	454,608
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	166,980
280,000	4.250	12/01/14	285,370
385,000	4.300	12/01/15	391,453

			2,885,413

TOTAL MUNICIPAL BOND OBLIGATIONS			$237,847,960

Shares	Description		Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$ 5,460,538

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.
$ 2,337,000	0.010%	08/01/13	$ 2,337,000
Maturity Value: $2,337,001

TOTAL INVESTMENTS – 100.6%			$245,645,498

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(1,358,727)

NET ASSETS – 100.0%			$244,286,771

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July, 31, 2013. This agreement was fully collateralized by $2,370,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $2,386,789.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACE	— Adjusted Current Earnings
ADFA-GTD	— Guaranteed by Arkansas Development Finance Authority.
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$242,546,473
Gross unrealized gain	9,001,651
Gross unrealized loss	(5,902,626)
Net unrealized security gain	$3,099,025

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.4%
Arizona – 1.1%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,037,090
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,221,805
1,215,000	5.150	07/01/24	1,276,637

			3,535,532

California – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	1,028,540
California State Public Works Board Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
3,000,000	5.000	03/01/38	2,987,280
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,261,240
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)(a)
2,400,000	0.000	08/01/29	998,616

			6,275,676

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
485,000	4.350	11/01/19	496,853

Florida – 0.3%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,113,910

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
80,000	5.250	07/01/29	82,367

Illinois – 1.8%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A3)
2,000,000	5.500	12/01/25	2,235,720
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/Aa3)
1,000,000	5.300	01/01/40	991,520
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,083,630
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
1,500,000	0.000	11/01/19	1,258,005

			5,568,875

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 0.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
$ 2,000,000	6.860%	02/01/29	$ 2,168,100
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	550,070

			2,718,170

Iowa – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,259,417

Louisiana – 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,608,967
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,711,410

			9,320,377

Maryland – 0.9%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,500,000	2.500	06/01/26	2,761,710

Missouri – 77.7%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	207,756
230,000	3.000	11/01/18	237,668
210,000	3.000	11/01/19	213,877
225,000	3.625	11/01/22	226,006
470,000	3.700	11/01/23	471,316
225,000	3.800	11/01/24	224,786
480,000	3.875	11/01/25	474,672
250,000	4.000	11/01/26	245,948
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	515,265
500,000	5.250	03/01/29	508,300
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	152,595
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	160,668
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
2,000,000	5.000	10/01/33	2,083,400
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/A2)
2,000,000	5.250	07/01/20	2,276,060
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,592,379
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
1,000,000	3.000	08/01/16	1,039,810
400,000	4.000	08/01/18	432,268
650,000	4.000	08/01/19	700,167
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/A2)
1,000,000	5.000	03/01/18	1,048,580
1,250,000	5.000	03/01/19	1,303,975

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
$ 300,000	5.500%	03/01/14	$ 307,926
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	1,960,920
3,000,000	4.500	03/01/29	3,016,890
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
500,000	5.250	03/01/17	566,465
1,000,000	5.250	03/01/21	1,043,070
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.900	03/01/14	215,187
220,000	2.250	03/01/15	220,205
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	798,930
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,096,230
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	690,186
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,414,515
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	875,991
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	692,881
1,000,000	4.500	12/01/20	1,047,590
400,000	4.500	12/01/22	416,732
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	955,694
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	822,400
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	396,685
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	496,698
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	209,792
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	433,033
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,178,264
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
280,000	2.500	03/01/15	284,595
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	516,735
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	510,580
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
335,000	4.600	06/01/29	323,647

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
$ 2,365,000	5.000%	03/01/25	$ 2,529,107
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,348,125
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	571,128
555,000	4.500	12/01/20	592,535
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	547,460
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	539,755
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,489,091
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
1,065,000	4.000	12/01/16	1,153,118
890,000	4.000	12/01/17	971,827
595,000	4.250	12/01/23	620,579
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	942,732
920,000	3.850	12/01/20	949,017
500,000	4.350	12/01/23	511,905
820,000	4.500	12/01/24	833,046
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	307,342
435,000	4.000	12/01/21	457,546
425,000	4.000	12/01/22	442,795
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	459,641
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,282,954
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	565,972
2,570,000	5.500	02/15/29	2,654,630
1,000,000	5.500	02/15/31	1,047,630
1,500,000	5.750	02/15/35	1,536,435
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	5,954,100
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
6,905,000	4.500	12/01/26	7,095,647
Kansas City MO Industrial Development Authority Revenue Bonds (Ewing Marion Kauffmam) Series A (AAA/A-1+/NR)(b)
500,000	0.070	04/01/27	500,000
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,241,825
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,091,820
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,189,014

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(c)
$ 55,000	3.000%	01/01/15	$ 57,018
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,146,670
1,575,000	5.500	04/01/23	1,788,806
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
210,000	6.431	04/01/18	210,349
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,969,072
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	506,205
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	520,545
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)(c)
750,000	5.000	02/15/19	803,332
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,160,334
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	1,976,046
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	560,455
545,000	5.000	03/01/22	606,269
500,000	5.000	03/01/23	555,110
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/A2)
1,620,000	4.750	03/01/16	1,655,510
850,000	4.750	03/01/17	867,051
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,844,996
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,154,000
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/A2)
830,000	5.250	03/01/21	898,948
700,000	5.250	03/01/22	754,194
Missouri State Board of Public Buildings Special Obligation Revenue Bonds (Unrefunded) Series A (AA+/Aa1)
105,000	5.000	10/15/20	105,835
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,612,406
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,100,700
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	705,614
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(b)
4,940,000	0.080	12/01/20	4,940,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
$ 400,000	5.500%	01/01/23	$ 451,676
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,243,760
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
415,000	5.125	01/01/18	416,195
20,000	5.000	01/01/22	20,051
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	528,783
525,000	4.000	10/01/18	567,347
545,000	4.000	10/01/19	582,365
400,000	3.500	10/01/21	401,400
1,850,000	5.250	10/01/41	1,873,125
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	980,760
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	1,997,220
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	689,886
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,359,097
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
1,485,000	5.250	05/15/14	1,523,773
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,306,389
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,052,130
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,566,764
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,228,280
2,000,000	5.000	04/01/25	2,138,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,186,360
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,036,800
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/A1)
1,000,000	5.000	11/15/19	1,124,580
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,118,155
1,545,000	5.000	02/15/20	1,639,199

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
$ 1,165,000	5.250%	05/01/18	$ 1,335,137
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	621,621
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	487,435
3,420,000	4.750	07/01/42	3,346,162
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
705,000	3.950	05/01/21	705,352
820,000	3.950	11/01/21	820,410
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,005,000	0.650	11/01/13	1,006,176
340,000	1.000	05/01/14	340,524
245,000	1.500	05/01/15	245,669
305,000	3.600	11/01/23	305,192
470,000	3.750	05/01/24	469,981
385,000	3.800	05/01/25	385,316
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,611,491
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (A/Baa1)
225,000	5.450	03/01/14	225,713
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/A2)
1,000,000	5.000	11/15/18	1,005,590
1,000,000	5.000	11/15/19	1,004,890
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	278,944
280,000	3.000	04/01/19	279,126
265,000	3.250	04/01/20	263,423
275,000	4.000	04/01/21	280,855
315,000	4.000	04/01/22	318,166
385,000	4.500	04/01/27	380,338
405,000	4.500	04/01/28	395,211
425,000	4.625	04/01/29	415,025
445,000	4.750	04/01/30	436,937
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,285,390
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,457,421
2,750,000	4.000	06/01/26	2,744,417
2,925,000	4.000	06/01/27	2,860,972
1,000,000	4.000	06/01/28	967,320
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,415,505
1,000,000	5.250	11/01/18	1,145,310
2,000,000	5.250	11/01/19	2,297,120
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,168,698
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,736,145
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	473,458

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)(c)
$ 3,500,000	2.000%	08/01/13	$ 3,500,000
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,839,109
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	483,046
850,000	5.000	12/01/20	925,233
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	100,050
100,000	4.700	07/01/27	100,026
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	381,554
175,000	2.500	05/01/15	177,146
150,000	2.650	05/01/16	153,027
330,000	2.500	08/01/16	334,765
125,000	3.000	05/01/17	128,296
345,000	3.000	08/01/17	354,153
150,000	3.150	05/01/18	153,990
360,000	3.000	08/01/18	365,681
150,000	3.300	05/01/19	153,168
250,000	3.500	05/01/20	253,265
300,000	3.750	05/01/21	303,498
325,000	3.875	05/01/22	327,155
Richmond MO Certificates of Participation (Refunding) (A-/NR)
1,105,000	4.250	07/01/43	863,546
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,885,464
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,020,730
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	456,813
500,000	5.500	03/01/15	515,230
Rolla MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	189,709
410,000	3.450	07/01/32	327,779
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	890,048
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	641,272
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,161,520
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,374,009
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,774,965
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	577,859
575,000	6.850	03/01/29	615,486
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	440,616

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
$ 1,000,000	5.000%	12/01/18	$ 1,074,090
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	211,500
530,000	4.500	11/01/19	585,851
610,000	4.500	11/01/20	669,323
645,000	4.750	11/01/21	711,196
685,000	4.750	11/01/22	754,432
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	424,513
405,000	4.750	11/01/22	446,051
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,432,896
1,340,000	5.000	04/01/23	1,488,914
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,205,564
100,000	5.200	12/01/31	107,436
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	695,994
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,283,337
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	963,310
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	103,520
735,000	5.200	06/01/24	760,578
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	502,686
515,000	5.000	11/15/16	530,326
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	1,925,750
1,930,000	4.000	04/01/26	1,962,443
2,010,000	4.000	04/01/27	1,999,447
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	430,396
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,369,126
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/A2)
2,000,000	5.000	07/01/24	2,095,900
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	106,456
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,285,409
1,345,000	4.000	08/01/14	1,390,838
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (A/Baa1)
100,000	5.140	12/15/14	103,781
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,667,010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
$ 1,095,000	4.500%	04/01/17	$ 1,150,035
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	816,232
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	307,404
345,000	3.000	03/01/18	356,482
360,000	3.000	03/01/19	366,167
385,000	3.150	03/01/21	385,974
700,000	3.300	03/01/23	694,876
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	353,019
560,000	3.000	04/01/18	581,728
1,270,000	3.250	04/01/21	1,266,546
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	694,975

			245,112,672

New Hampshire – 0.9%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,377,225
1,750,000	4.000	10/01/33	1,465,520

			2,842,745

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,017,380
St. Mary’s PA Area Water Authority Revenue Bonds (A-/NR)
1,000,000	4.750	02/01/25	1,033,820

			2,051,200

Puerto Rico – 6.9%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (AMBAC) (BBB-/Baa3)
2,300,000	5.500	07/01/19	2,348,645
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BBB-/Baa3)
1,500,000	5.500	07/01/22	1,483,305
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/Baa1)
555,000	5.000	07/01/22	539,060
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (A/Baa1)
500,000	5.250	07/01/29	439,025
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
4,250,000	5.250	07/01/19	4,417,960
775,000	5.000	07/01/20	782,169
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB/Baa3)
1,855,000	5.250	07/01/23	1,790,205
Puerto Rico Electric Power Authority Revenue Bonds Series NN (BBB/Baa3)
1,450,000	5.500	07/01/20	1,505,535
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (A/Baa1)
2,310,000	5.250	07/01/19	2,401,291

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Baa3)
$ 2,150,000	5.500%	07/01/19	$ 2,245,525
2,000,000	5.000	07/01/28	1,721,360
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
2,200,000	5.250	07/01/27	1,991,748

			21,665,828

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
2,500,000	5.250	07/01/25	2,578,675

TOTAL MUNICIPAL BOND OBLIGATIONS			$307,384,007

Shares	Description		Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$ 6,949,776

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$ 939,000	0.010%	08/01/13	$ 939,000
Maturity Value: $939,000

TOTAL INVESTMENTS – 99.9%			$315,272,783

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			343,451

NET ASSETS – 100.0%			$315,616,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2013.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $955,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $961,765.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$314,063,877
Gross unrealized gain	9,230,777
Gross unrealized loss	(8,021,871)
Net unrealized security gain	$1,208,906

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.2%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 466,691

California – 2.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
670,000	0.000	07/01/27	344,561
California State Public Works Board Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
1,000,000	5.000	03/01/38	995,760
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)(a)
2,275,000	0.000	08/01/24	1,464,304

			2,804,625

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/Aa3)
900,000	5.300	01/01/40	892,368
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	419,335

			1,311,703

Indiana – 2.0%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,084,050
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	972,710

			2,056,760

Kansas – 77.6%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,131,060
1,140,000	5.000	12/01/28	1,171,567
1,195,000	5.000	12/01/29	1,218,111
1,000,000	5.150	12/01/36	1,000,660
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (A-/A3)
190,000	4.850	06/01/31	188,199
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	586,495
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,117,560
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
1,095,000	4.150	12/01/27	1,066,081
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,705,182

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A/NR)
$ 1,000,000	4.000%	11/15/16	$ 1,076,320
2,000,000	5.000	11/15/29	2,035,520
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	245,469
500,000	3.000	10/01/18	520,625
655,000	4.000	10/01/19	713,446
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A/NR)
1,115,000	3.000	08/01/18	1,147,157
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,120,989
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	258,025
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,946,606
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,015,863
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,052,870
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	838,905
500,000	4.000	09/01/20	554,490
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,006,482
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
3,145,000	5.000	10/01/22	3,609,894
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/WR)
500,000	6.000	10/01/16	575,605
1,770,000	5.000	10/01/18	1,867,368
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	995,883
975,000	5.000	10/01/23	1,047,257
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,105,860
1,185,000	5.000	10/01/25	1,294,992
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	214,076
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A/NR)
825,000	5.500	09/01/36	862,678
Junction City KS GO Bonds (Refunding) Series A (A/NR)
600,000	5.000	09/01/33	609,936
600,000	5.000	09/01/34	607,530
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA-/Aa3)
1,500,000	4.000	11/15/37	1,255,440
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	499,485

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds Series J (Unrefunded Project) (AMBAC) (AA/WR)
$ 560,000	5.000%		08/01/17	$ 561,557
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000		11/15/20	1,866,690
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000		05/15/35	751,065
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500		11/15/23	1,111,790
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000		11/15/24	874,168
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875		07/01/27	507,890
1,425,000	5.250		07/01/31	1,452,189
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750		06/01/25	1,444,575
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000		04/01/24	1,215,745
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/A3)
2,000,000	3.500		06/01/23	1,912,700
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000		11/15/26	1,028,110
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000		11/01/16	564,260
2,000,000	5.000		11/01/27	2,145,860
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250		11/01/22	1,131,420
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250		01/01/25	1,903,370
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000		10/01/21	1,182,317
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000		06/01/17	1,046,952
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	325,226
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250		03/01/23	1,630,327
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250		09/01/19	1,329,317
315,000	5.250	(b)	09/01/19	380,668
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (A/Baa1)
150,000	5.000		09/01/20	157,370

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Lyons KS Public Building Commission Revenue Bonds (A-/NR)
$ 315,000	5.000%	10/01/23	$ 339,564
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
1,650,000	5.000	09/01/17	1,809,703
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,282,617
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000	12/01/19	342,279
400,000	5.000	12/01/20	452,504
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	521,900
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	1,889,528
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,108,420
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,527,390
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
545,000	5.250	12/01/38	574,795
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	208,634
Topeka KS GO Bonds (Refunding) Series B (NR/Aa3)
1,360,000	2.500	08/15/19	1,372,090
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000	06/01/16	590,924
1,000,000	5.000	06/01/23	1,089,430
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	326,829
475,000	5.000	06/01/24	514,154
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,094,380
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,577,604
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,615,754
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	790,267
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	511,775

			81,327,793

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
$ 2,000,000	5.500%	10/01/25	$ 2,203,260

Maryland – 1.2%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
1,575,000	2.500	06/01/26	1,242,769

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
355,000	5.300	01/01/30	362,512

Ohio – 1.2%
Mid-East Career & Technology Centers OH Certificates of Participation Series 2009 (AA-/NR)
1,095,000	5.000	12/01/19	1,269,401

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	615,515

Puerto Rico – 5.6%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (A/Baa1)
475,000	5.500	07/01/16	492,760
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/A2)
425,000	5.500	07/01/15	447,015
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
1,500,000	5.250	07/01/19	1,559,280
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (A/Baa1)
1,000,000	5.250	07/01/19	1,039,520
Puerto Rico Electric Power Authority Revenue Bonds Series VV (NATL-RE) (A/Baa1)
1,500,000	5.250	07/01/26	1,385,880
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
1,005,000	5.250	07/01/27	909,867

			5,834,322

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
500,000	5.000	12/01/28	522,030

Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
750,000	5.250	07/01/25	773,602

TOTAL MUNICIPAL BOND OBLIGATIONS			$100,790,983

Shares	Description		Value
Investment Company – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$ 2,581,345

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.5%
Repurchase Agreement – 1.5%
State Street Bank & Trust Co.
$ 1,588,000	0.010%	08/01/13	$ 1,588,000
Maturity Value: $1,588,000

TOTAL INVESTMENTS – 100.2%			$104,960,328

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(196,173)

NET ASSETS – 100.0%			$104,764,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on July 31, 2013. This agreement was fully collateralized by $1,610,000 U.S. Treasury Note, 1.500%, due 12/31/13 with a market value of $1,621,405.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$104,375,553
Gross unrealized gain	2,996,339
Gross unrealized loss	(2,411,564)
Net unrealized security gain	$584,775

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Commerce Investment Advisors, Inc.’s (the “Adviser” or “Commerce”) assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to the Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Commerce Funds’ Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2013:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$97,305,151	$—	$—
Short-term Investment	—	231,000	—
Total	$97,305,151	$231,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$145,394,308	$—	$—
Short-term Investment	—	3,601,000	—
Total	$145,394,308	$3,601,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$63,020,373	$—	$—
Short-term Investment	—	407,000	—
Total	$63,020,373	$407,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$84,181,508	$—
Municipal Bond Obligations	—	95,543,283	—
Mortgage-Backed Obligations	—	155,760,704	—
Corporate Obligations	—	362,959,507	—
U.S. Treasury and/or Other U.S. Government Agencies	11,795,625	50,459,777	—
Investment Company	5,004,489	—	—
Short-term Investment	—	5,910,000	—
Total	$16,800,114	$754,814,779	$—

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,227,244	$—
Mortgage-Backed Obligations	—	25,598,170	—
U.S. Treasury and/or Other U.S. Government Agencies	10,902,962	66,304,678	—
Short-term Investment	—	3,054,000	—
Total	$10,902,962	$98,184,092	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$237,847,960	$—
Investment Company	5,460,538	—	—
Short-term Investment	—	2,337,000	—
Total	$5,460,538	$240,184,960	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$307,384,007	$—
Investment Company	6,949,776	—	—
Short-term Investment	—	939,000	—
Total	$6,949,776	$308,323,007	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$100,790,983	$—
Investment Company	2,581,345	—	—
Short-term Investment	—	1,588,000	—
Total	$2,581,345	$102,378,983	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular

COMMERCE FUNDS

Schedule of Investments (continued)

July 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 27, 2013

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 27, 2013